Consolidated Balance Sheets (Parenthetical) - CAD / shares shares in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Share capital, par value (in dollars per share)	CAD 0	CAD 0
Share capital, shares issued (in shares)	240	206
Share capital, shares outstanding (in shares)	240	206